CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Brookfield Asset Management Inc.	Limited Partners		Redemption-Exchange Units held by Brookfield Asset Management Inc.		Capital Brookfield Asset Management Inc.	Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Limited Partners		Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.		Retained earnings Special Limited Partners	Accumulated other comprehensive income (loss) Brookfield Asset Management Inc.		Accumulated other comprehensive income (loss) Limited Partners		Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc.	[1]	Capital	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2014		$ 2,135		$ 1,500	$ 0		$ 0		$ 1,705	$ 0	$ 0	$ 0		$ 0		$ 0	$ (205)	[1]	$ 0	[1]	$ 0		$ 0	$ 635
Net income (loss)		269		208					208															61
Other comprehensive income (loss)		(309)		(163)													(163)	[1]						(146)
Comprehensive income (loss)		(40)		45					208								(163)	[1]						(85)
Contributions		1,424		566					566															858
Distributions		(657)		(404)					(404)															(253)
Net increase (decrease) in Brookfield Asset Management Inc. investment		222		80					72								8	[1]						142
Ownership changes																	8
Reorganization																	0
Ending balance at Dec. 31, 2015		3,084		1,787	0		0		2,147	0	0	0		0		0	(360)	[1]	0	[1]	0		0	1,297
Net income (loss)		(202)		(35)	3		3		(35)			3		3										(173)
Other comprehensive income (loss)		133		50	(8)		(8)										50	[1]	(8)	[1]	(8)			99
Comprehensive income (loss)		(69)		15	(5)		(5)		(35)			3		3			50	[1]	(8)	[1]	(8)			(74)
Contributions		534		78					78															456
Distributions		(70)		(18)	(6)		(6)		(18)			(6)		(6)										(40)	[2]
Net increase (decrease) in Brookfield Asset Management Inc. investment		58		5					13								(8)	[1]						53
Ownership changes		(148)	[3]		3	[3]	4	[3]				5	[3]	6	[3]		(8)		(2)	[1],[3]	(2)	[3]		(155)	[3]
Unit issuance	[2]	384			192		192			192	192
Reorganization	[4]	265		(1,867)	1,022		1,095		(2,185)	1,153	1,282						318		(131)	[1]	(187)		15
Ending balance at Dec. 31, 2016		4,038		0	1,206		1,280		0	1,345	1,474	2		3		0	0	[1]	(141)	[1]	(197)		15	1,537
Net income (loss)		215			(58)		(60)					(58)		(60)		142								191
Other comprehensive income (loss)		109			29		32												29	[1]	32			48
Comprehensive income (loss)		324			(29)		(28)					(58)		(60)		142			29	[1]	32			239
Contributions		5																						5
Distributions	[2]	(561)			(15)		(16)					(15)		(16)		(142)								(388)
Acquisition of interest	[5]	1,639																						1,639
Ownership changes																			29
Unit issuance	[2]	621			421		200			421	200
Other		(2)			2		2					2		2										(6)
Ending balance at Dec. 31, 2017		$ 6,064		$ 0	$ 1,585		$ 1,438		$ 0	$ 1,766	$ 1,674	$ (69)		$ (71)		$ 0	$ 0	[1]	$ (112)	[1]	$ (165)		$ 15	$ 3,026

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.
[3]	See Note 14 for additional information on ownership changes as it relates to interest of others in operating subsidiaries
[4]	See Note 1(b) and 2(b) for details regarding the spin-off and reorganization.
[5]	See Note 3 Acquisition of Businesses.